Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest TransactionsThe Plan invests in securities issued by the Trustee and by the Company. These party-in-interest transactions are exempt from being considered as prohibited transactions under Section 408(b)(8) of ERISA. In 2025, there were purchases of $1,061,213, sales of $3,374,045, and dividends of $304,350 that were related to the Company's general stock and ESOP stock funds.